Share-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shedule of the outstanding rights, options and warrants and value of such rights, options and warrants

STOCK WARRANTS:	Number of shares	Weighted average exercise price per share
Outstanding at December 31, 2012	1,749,874	$3.03

Granted	—	—
Exercised	(341,941)	1.49

Cancelled or expired	(3,334)	10.50

Outstanding at December 31, 2013	1,404,599	$3.39

Granted	3,810,579	2.52
Exercised	—	—
Cancelled or expired	(212,961)	4.50

Outstanding at March 31, 2014	5,002,217	$2.68

STOCK OPTIONS:	Number of shares	Weighted average exercise price per share
Outstanding at December 31, 2012	5,557	$20.25

Granted	—	—
Exercised	—	—
Cancelled or expired	—	—
Outstanding at December 31, 2013	5,557	$20.25

Granted	—	—
Exercised	—	—
Cancelled or expired	—	—
Outstanding at March 31, 2014	5,557	$20.25

STOCK WARRANTS:	Number of shares	Weighted average exercise price per share
Outstanding at December 31, 2011	1,747,347	$3.07

Granted	4,667	4.50
Exercised	—	—
Cancelled or expired	(2,140)	36.00

Outstanding at December 31, 2012	1,749,874	$3.03

Granted	—	—
Exercised	(341,941)	$1.49
Cancelled or expired	(3,334)	$10.50

Outstanding at December 31, 2013	1,404,599	$3.39

Assumptions used in calculations of the Black-Scholes option pricing model for options and warrants
	Three months ended March 31,
	2014	2013
Risk-free interest rates	0.68-0.93%	—
Expected life	3 years	—
Expected dividends	0%	—
Expected volatility	71-83%	—
Vycor Common Stock fair value	$1.88-2.39	—

Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumptions used in calculations of the Black-Scholes option pricing model for options and warrants
	Three months ended March 31,
	2014	2013
Risk-free interest rates	0.78%	—
Expected life	3 years	—
Expected dividends	0%	—
Expected volatility	75%	—
Vycor Common Stock fair value	$2.05	—